Pension Plans and Other Postretirement Benefits (Details 12) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011
Expected benefit payments
Expected Benefit Payments, Net, 2012	$ 8
Expected Benefit Payments, Net, 2013	9
Expected Benefit Payments, Net, 2014	9
Expected Benefit Payments, Net, 2015	12
Expected Benefit Payments, Net, 2016	10
Expected Benefit Payments, net, 2017-2021	84
Defined benefit postretirement health coverage [Member]
Expected benefit payments
Expected benefit payments, Gross, 2012	3
Expected benefit payments, Medicare Part D subsidy, 2012
Expected Benefit Payments, Net, 2012	3
Expected benefit payments, Gross, 2013	4
Expected benefit payments, Medicare Part D subsidy, 2013
Expected Benefit Payments, Net, 2013	4
Expected benefit payments, Gross, 2014	5
Expected benefit payments, Medicare Part D subsidy, 2014
Expected Benefit Payments, Net, 2014	5
Expected benefit payments, Gross, 2015	6
Expected benefit payments, Medicare Part D subsidy, 2015
Expected Benefit Payments, Net, 2015	6
Expected benefit payments, Gross, 2016	7
Expected benefit payments, Medicare Part D subsidy, 2016
Expected Benefit Payments, Net, 2016	7
Expected benefit payments, Gross, 2017-2021	44
Expected benefit payments, Medicare Part D subsidy, 2017-2021
Expected Benefit Payments, net, 2017-2021	$ 44